Ordinary Share	12 Months Ended
Mar. 31, 2025
Ordinary Share [Abstract]
Ordinary Share
18.	Ordinary Share

As of March 31, 2024, the Company had 147,691,753 Class A ordinary shares and 13,037,729 Class B ordinary shares issued and outstanding, respectively. As of March 31, 2025, the Company had 447,691,753 Class A ordinary shares and 13,037,729 Class B ordinary shares issued and outstanding, respectively.

Initial public offering

In October 2020, the Company completed its IPO on the New York Stock Exchange of 7,000,000 American Depositary Shares (“ADSs”) (including 1,050,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option) (each representing 0.75 of one Class A ordinary share), for total ordinary shares offering of 5,250,000 shares at a price of US$10.00 per ADS. The net proceeds raised from the IPO amounted to approximately US$61 million after deducting underwriting discounts and commissions and other offering expenses.

Upon the completion of the IPO, all series of redeemable convertible preferred shares of the Company were converted and designated as Class A ordinary shares with a par value of US$0.001 each on a one-for-one basis except for (i)10,340,000 shares of Series A preferred shares were automatic converted into 7,844,137 ordinary shares on a 1: 0.76 basis, (ii) 9,067,384 shares of Series B preferred shares were automatic converted into 8,557,980 ordinary shares on a 1:0.94 basis, (iii) 6,734,459 shares of Series C+ preferred shares were automatic converted into 6,883,520 ordinary shares on a 1:1.02 basis and (iv) 833,125 shares of Series C preferred shares were converted and designated as Class B ordinary shares with a par value of US$0.001 each on a one-for-one basis. 12,204,604 ordinary shares were designated as Class B ordinary share on a one-for-one basis. The remaining ordinary shares were designated as Class A ordinary shares on a one-for-one basis.

In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.

In February 2021, the Company repurchased 521,924 shares of Class A ordinary shares from one of its shareholders with a consideration amounting to US$4.8 million, the repurchased shares were cancelled thereafter.

Public offering

On July 28, 2023, the Company entered into a securities purchase agreement, as amended on August 16, 2023 with VG Master Fund SPC (“VG”), under which, subject to specified terms and conditions, the Company may sell and issue in its discretion, (i) up to $7,000,000 of our American depository shares and (ii) up to $35,000 of our ADSs being issued to VG as commitment shares, from time to time during the period commencing on July 28, 2023 and ending on the earlier  of (i) the date on which VG shall have purchased a number of shares pursuant to the Purchase Agreement equal to $7,000,000 or (ii) July 28, 2024.The purchase price for ADS for each purchase will be equal to eighty percent (80%) of the lowest daily closing price of ADSs as reported on NYSE (as adjusted for any reorganization, recapitalization, non-cash dividend, share subdivision, share consolidation or other similar transaction) during the five business days beginning on and including the date that the third-party receives the written Purchase Notice. As of March 31, 2024, the Company has sold a total of 4,500,000 of the Company’s ADS with gross proceeds of US$3.3 million pursuant to the agreement. As of March 31, 2024, the Company has received gross proceeds of US$3.3 million. Accordingly, the Company recorded the discounted portion in other losses totaling RMB5.9 million.

Private placement

In September 2023, the Company entered into an agreement with certain non-U.S. investors to sell an aggregate of 15,000,000 shares of Class A ordinary shares at a price of $0.233 with a total consideration amounting to US$3.5 million. As of March 31,2024, the Company issued a total of 15,000,000 shares of Class A ordinary shares to the investors and received full consideration from them.

On February, 2025, the Company entered into securities purchase agreements with multiple unrelated third parties to sell an aggregate of 300,000,000 shares of Class A ordinary shares at a price of $1.2 with a total consideration amounting to US$2.4 million. As of March 31, 2025, the Company issued a total of 300,000,000 shares of Class A ordinary shares to the investors and received full consideration from them.